23. Related Parties	12 Months Ended
Dec. 31, 2018
Related Parties
Related Parties

23.        Related parties

(i)	Shareholders

As of December 31, 2019 and 2018, no shareholder holds more than 20% of the voting rights.

(ii)	Transactions with key management personnel

The compensation of managing directors and other key management personnel comprised of the following:

	2019	2018	2017
Short-term employee benefits	2,598	2,683	1,538
Termination benefits	264	0	0
Share-based payments	1,738	1,229	1,379
	4,600	3,912	2,917

Remuneration of Affimed’s managing directors comprises fixed and variable components and share-based payment awards. In addition, the managing directors receive supplementary benefits such as fringe benefits and allowances. In the case of an early termination, the managing directors receive a severance.

Compensation for other key management personnel comprises fixed and variable components and share-based payment awards.

The supervisory directors of Affimed N.V. received compensation for their services on the supervisory board of €382 (2018: €382; 2017: €375). In 2019, the Group recognized expenses for share-based payments for supervisory board members of €243 (2018: €117, 2017: €144).

The following table provides the total amounts of outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel:

	Outstanding balances
	December 31,	December 31,
	2019	2018
Adi Hoess	5	0
Wolfgang Fischer	1	0
Martin Treder	0	9
Leila Alland	0	40
Thomas Hecht	26	21
Mathieu Simon	9	0
Berndt Modig	9	10
Ferdinand Verdonck	11	11
Ulrich Grau	21	21
Bernhard Ehmer	20	17